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MARQUIS FUNDS-REGISTERED TRADEMARK-

                 -  GOVERNMENT SECURITIES FUND

                 -  STRATEGIC INCOME BOND FUND

                 -  LOUISIANA TAX-FREE INCOME FUND

                 -  BALANCED FUND

                 -  VALUE EQUITY FUND

                 -  GROWTH EQUITY FUND

                 -  SMALL CAP EQUITY FUND

                 -  INTERNATIONAL EQUITY FUND

      SUPPLEMENT DATED MARCH 4, 1998 TO PROSPECTUS DATED FEBRUARY 1, 1998

From March 16, 1998 through April 15, 1998, purchases of Class A shares of the LOUISIANA TAX-FREE INCOME FUND (the "Fund") will not be subject to a sales charge.

Effective April 16, 1998, the front-end sales charge normally imposed on Class A shares of the Fund (3.50% for purchases of less than $100,000) will be reinstated.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MRQ -F-022-01